UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-08426

ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  June 30, 2005

Date of reporting period:   December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Worldwide Privatization Fund
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Semi-Annual Report--December 31, 2004

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International Mid-cap


The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.


Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.


February 23, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Worldwide Privatization Fund (the "Fund") for the semi-annual reporting period ended December 31, 2004.

Investment Objective and Policies

This open-end fund seeks long-term capital appreciation. The Fund invests substantially all of its assets in equity securities issued by companies that are undergoing, or have undergone, privatization, and in securities of companies believed by Alliance to be beneficiaries of privatizations.

Investment Results

The table on page 4 provides the performance results for the Fund and the Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index, as well as the MSCI Emerging Markets Index, for the six- and 12-month periods ended December 31, 2004. We have also included the performance results for the Fund's benchmark, a 65%/35% composite of the MSCI World (minus the U.S.) Index and the MSCI Emerging Markets Index, respectively, which more closely reflects the Fund's investment orientation and portfolio characteristics than either of the indices standing alone.

During the six-month reporting period ended December 31, 2004, the Fund outperformed its composite benchmark due primarily to positive returns from stock selection. Developed market stock selection had a constructive impact on the investment results overall. In particular, European positions made a notable contribution as telecommunication, utility and financial positions all performed relatively well. Emerging market stock selection was also positive, apart from a modestly weak result in the Fund's Latin American holdings. Regional asset allocation had a marginally negative impact on the overall investment results of the Fund.

During the 12-month reporting period ended December 31, 2004, the Fund also outperformed its composite benchmark again due to the positive impact of stock selection.

Market Review and Investment Strategy

During the six-month reporting period ended December 31, 2004, both developed and emerging market equities posted strong positive returns. In U.S. dollar ("USD") terms, the Far East (minus Japan) and European regions posted the strongest performance within the developed market group and Japanese returns, while positive, were relatively disappointing. Within the emerging markets, the Latin American and East Europe, Middle East and Africa ("EMEA") regions witnessed very strong performance, while emerging Asia lagged its peers. Overall, international local currency market returns, when translated into USD terms, were boosted by the weakness of the USD currency unit. At the sector level, the sectors that performed relatively well included telecommunications, materials and utilities, while sectors that lagged included technology and health care.

International equity markets performed well following a recovery in global economic growth, combined


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ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 1


with improved corporate profitability, balance sheet strength and robust cash flows. Although global interest rates did start to rise, interest rates generally remained below their long-term average, which supported equity markets.

Some investor concerns surfaced during the review period, but they proved to be insufficient to derail investor enthusiasm for equities. Inflationary pressure, exacerbated by a sustained high oil price and upward commodity price pressure, started to build. The fall in the value of the USD currency put some pressure on export-orientated companies, particularly in Europe and Japan. The sustainability of Chinese economic growth and political interference in corporate Russia were also cause for much debate during the six- month reporting period.

The Fund's portfolio continued to emphasize diversification with strong representation in both developed and emerging markets and in a wide array of economic sectors. Privatization activity remained at encouraging levels and a number of large privatization deals were successfully completed. The privatization deal flow provided the Fund with a range of new investment opportunities.

IN MEMORY

It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of AllianceBernstein Worldwide Privatization Fund. Mr. Michel served the interests of the Fund's shareholders for the last 11 years. His hard work, dedication and contributions to the Fund will be greatly missed.


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2 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

Neither the unmanaged Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index nor the unmanaged MSCI Emerging Markets Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The MSCI World (minus the U.S.) Index is a market capitalization-weighted index that measures the performance of stock markets in 22 countries outside the United States. The MSCI Emerging Markets Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America and the Pacific Basin. The Composite represents a 65%/35% blend of the MSCI World (minus the U.S.) Index and the MSCI Emerging Markets Index, respectively. Investors cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


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ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 3


HISTORICAL PERFORMANCE
(continued from previous page)

THE FUND VS. ITS BENCHMARK
PERIODS ENDED DECEMBER 31, 2004
                                                           Returns
                                                 6 Months           12 Months
-------------------------------------------------------------------------------
AllianceBernstein Worldwide
  Privatization Fund
  Class A                                         20.74%              23.85%
  Class B                                         20.33%              22.93%
  Class C                                         20.33%              22.93%
  Advisor Class                                   20.99%              24.20%

MSCI World (minus the
  U.S.) Index                                     15.48%              20.84%

MSCI Emerging Markets Index                       26.95%              25.95%

Composite: 65% MSCI World
  (minus the U.S.)

Index/35% MSCI Emerging
  Markets Index                                   19.49%              22.63%


See Historical Performance and Benchmark Disclosures on previous page. (Historical Performance continued on next page)


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4 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004

                                          NAV Returns              SEC Returns
-------------------------------------------------------------------------------
Class A Shares
1 Year                                       23.85%                   18.62%
5 Year                                        0.55%                   -0.32%
10 Year                                       9.85%                    9.38%

Class B Shares
1 Year                                       22.93%                   18.93%
5 Year                                       -0.22%                   -0.22%
10 Year                                       9.21%                    9.21%

Class C Shares
1 Year                                       22.93%                   21.93%
5 Year                                       -0.21%                   -0.21%
Since Inception*                              9.61%                    9.61%

Advisor Class Shares
1 Year                                       24.20%
5 Year                                        0.88%
Since Inception*                              9.76%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)
-------------------------------------------------------------------------------
Class A Shares
1 Year                                                                18.62%
5 Year                                                                -0.32%
10 Year                                                                9.38%

Class B Shares
1 Year                                                                18.93%
5 Year                                                                -0.22%
10 Year                                                                9.21%

Class C Shares
1 Year                                                                21.93%
5 Year                                                                -0.21%
Since Inception*                                                       9.61%


* Inception dates: 2/8/95 for Class C shares; 10/1/96 for Advisor Class shares.

See Historical Performance and benchmark disclosures on page 3.


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ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 5


PORTFOLIO SUMMARY
December 31, 2004 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil):  $ 344.9


INDUSTRY BREAKDOWN*

o   22.9%  Finance
o   20.1%  Utilities
o   15.9%  Consumer Services
o   10.1%  Energy
o    5.3%  Technology
o    4.7%  Basic Industry
o    4.1%  Transportation
o    3.3%  Health Care
o    2.7%  Consumer Staples
o    1.9%  Aerospace & Defence
o    1.7%  Consumer Manufacturing
o    0.8%  Multi-Industry
o    0.5%  Capital Goods

o     6.0%  Short-Term


COUNTRY BREAKDOWN*

o   12.5%  France
o   11.2%  Japan
o   10.8%  United Kingdom
o    5.0%  South Korea
o    4.9%  Spain
o    4.9%  Brazil
o    3.7%  China
o    3.7%  Italy
o    3.6%  Taiwan
o    3.3%  Germany
o    3.0%  Russia
o    2.8%  South Africa
o    2.7%  Finland
o    2.7%  Mexico
o    2.3%  India
o    2.2%  Australia
o    2.2%  Netherlands
o    1.5%  Greece
o   10.9%  Other


* All data are as of December 31, 2004. The Fund's industry breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represents less than 1.5% weightings in the following countries: Australia, Chile, Czech Republic, Egypt, Hungary, Indonesia, Ireland, Israel, Luxembourg, Malaysia, Norway, Peru, Singapore, Sweden, Thailand and Turkey.


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6 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           Beginning           Ending
                         Account Value      Account Value       Expenses Paid
                          July 1, 2004    December 31, 2004      During Period*
-------------------------------------------------------------------------------
Class A
Actual                       $1,000           $1,207.44              $ 9.35
Hypothetical
  (5% return
  before expenses)           $1,000           $1,016.74              $ 8.54

Class B
Actual                       $1,000           $1,203.27              $13.61
Hypothetical
  (5% return
  before expenses)           $1,000           $1,012.85              $12.43

Class C
Actual                       $1,000           $1,203.27              $13.38
Hypothetical
  (5% return
  before expenses)           $1,000           $1,013.06              $12.23

Advisor Class
Actual                       $1,000           $1,209.90              $ 7.69
Hypothetical
  (5% return
  before expenses)           $1,000           $1,018.25              $ 7.02


* Expenses are equal to the classes' annualized expense ratios of 1.68%, 2.45%, 2.41% and 1.38%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


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ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 7


TEN LARGEST HOLDINGS
December 31, 2004 (unaudited)


                                                                   Percent of
Company                                    U.S. $ Value            Net Assets
-------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.      $ 8,286,692                 2.4%
Kookmin Bank (common stock & ADR)             7,513,066                 2.2
ING Groep NV                                  7,410,558                 2.2
France Telecom, SA                            6,969,783                 2.0
Banco Bilbao Vizcaya Argentaria, SA           6,969,165                 2.0
Veolia Environnement                          6,921,164                 2.0
National Grid Transco Plc.                    6,742,940                 2.0
East Japan Railway Co.                        6,663,411                 1.9
BAE Systems Plc.                              6,422,331                 1.9
Total, SA                                     6,366,039                 1.8
-------------------------------------------------------------------------------
                                            $70,265,149                20.4%


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8 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)


Company                                          Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-93.7%

Australia-2.2%
CSL, Ltd.                                       194,933     $  4,458,723
Qantas Airways, Ltd.                            436,874        1,268,839
Telstra Corp., Ltd.                             474,715        1,819,695
                                                             ------------
                                                               7,547,257

Austria-0.5%
Bank Austria Creditanstalt                       20,344        1,828,436

Brazil-4.9%
Companhia Energetica de Minas Gerais
  (ADR)                                          38,100          934,974
Companhia Siderurgica Nacional, SA
  (ADR)                                          59,100        1,129,992
Companhia Vale do Rio Doce (ADR)                 96,600        2,802,366
  Sponsored ADR                                  29,800          726,524
Embratel Participacoes, SA (ADR)(a)              40,600          427,112
Investimentos Itau, SA pfd                    2,373,274        4,110,339
Petroleo Brasileiro, SA (ADR)                   109,200        3,954,132
Telesp Celular Participacoes, SA
  (ADR)(a)                                      395,578        2,689,930
                                                             ------------
                                                              16,775,369

Chile-0.1%
Enersis, SA (ADR)(a)                             41,200          350,612

China-3.3%
China Petroleum and Chemical Corp.
  (Sinopec) Cl. H                             4,456,000        1,823,505
China Telecom Corp., Ltd. Cl. H               7,474,000        2,740,266
CNOOC, Ltd.                                   4,673,000        2,502,207
Datang International Power Generation
  Co., Ltd. Cl. H                             2,084,000        1,567,675
Huaneng Power International, Inc.
  Cl. H                                       1,790,000        1,340,160
Sinotrans, Ltd. Cl. H                         4,090,000        1,195,152
ZTE Corp. Cl. H(a)                              487,000        1,575,768
                                                             ------------
                                                              12,744,733

Czech Republic-1.0%
Komercni Banka AS                                23,615        3,467,130

Egypt-0.6%
Egyptian Co. for Mobile Services                 93,075        1,991,836

Finland-2.7%
Fortum OYJ                                      180,192        3,313,417
Sampo OYJ                                       206,760        2,843,903
TietoEnator OYJ                                 102,745        3,248,091
                                                             ------------
                                                               9,405,411


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ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 9


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
France-12.5%
BNP Paribas, SA                                  60,800     $  4,389,088
Dassault Systemes, SA                            53,102        2,669,235
France Telecom, SA                              211,801        6,969,783
Maroc Telecom(a)                                 52,199          594,310
Renault, SA(a)                                   71,155        5,935,794
Sanofi-Aventis                                   64,701        5,152,200
Societe des Autoroutes
  Paris-Rhin-Rhone(a)                            20,840        1,254,076
Societe Television Francaise 1(a)                91,058        2,953,529
Total, SA                                        29,184        6,366,039
Veolia Environnement                            191,927        6,921,164
                                                             ------------
                                                              43,205,218

Germany-3.3%
Deutsche Lufthansa AG(a)                         86,289        1,229,673
Deutsche Postbank AG(a)                          39,121        1,721,265
Deutsche Telekom AG(a)                          113,245        2,548,919
Fraport AG                                       95,043        4,041,487
Rhoen-Klinikum AG                                29,081        1,792,455
                                                             ------------
                                                              11,333,799

Greece-1.4%
Greek Organisation of Football
  Prognostics, SA                               109,886        3,027,980
Public Power Corp.                               70,544        1,965,861
                                                             ------------
                                                               4,993,841

Hungary-1.2%
BorsodChem Rt.                                  135,351        1,378,713
OTP Bank Rt.                                     86,729        2,661,307
                                                             ------------
                                                               4,040,020

India-2.3%
Canara Bank, Ltd.                               501,541        2,459,832
ICICI Bank, Ltd.                                211,891        1,815,059
ITC, Ltd.                                        57,276        1,735,018
Oil & Natural Gas Corp., Ltd.                   108,500        2,052,526
                                                             ------------
                                                               8,062,435

Indonesia-0.6%
PT Bank Rakyat Indonesia                      4,667,500        1,447,970
PT Telekomunikasi Indonesia                   1,505,000          781,942
                                                             ------------
                                                               2,229,912

Ireland-0.5%
Eircom Group Plc.                               665,167        1,566,875

Israel-1.3%
Bank Hapoalim, Ltd.                           1,377,300        4,648,674


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10 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Italy-3.7%
ENI SpA                                         195,886     $  4,890,457
Telecom Italia Mobile SpA                       568,201        4,219,614
Telecom Italia SpA                              455,289        1,851,206
Terna SpA                                       621,634        1,775,709
                                                             ------------
                                                              12,736,986

Japan-11.2%
East Japan Railway Co.                            1,199        6,663,411
Electric Power Development Co., Ltd.(a)          99,100        2,769,127
INPEX Corp.(a)                                       49          246,646
Japan Airlines Corp.(a)                         506,000        1,464,494
Japan Tobacco, Inc.                                 473        5,385,525
JSAT Corp.                                          302          872,425
KDDI Corp.                                          637        3,427,623
Mitsubishi Tokyo Financial Group, Inc.              811        8,286,692
Nippon Telegraph & Telephone Corp.                  686        3,097,624
Nomura Holdings, Inc.                           407,000        5,938,859
NTT Urban Development Corp. (a)                     103          450,268
                                                             ------------
                                                              38,602,694

Luxembourg-0.8%
SES Global                                      218,900        2,844,929

Malaysia-0.2%
Astro All Asia Networks Plc.(a)                 494,000          702,000

Mexico-2.6%
America Movil, SA de CV Series L                 95,506        4,999,739
Grupo Aeroportuario del Sureste,
  SA de CV (ADR)                                 20,200          552,470
Grupo Financiero Banorte, SA de CV
  Series O                                      347,977        2,189,476
Telefonos de Mexico, SA de CV
  Series L (ADR)                                 36,306        1,391,246
                                                             ------------
                                                               9,132,931

Netherlands-2.2%
ING Groep NV                                    246,031        7,410,558

Norway-1.0%
Norsk Hydro ASA                                  42,318        3,316,765

Peru-0.5%
Exsa, SA(b)                                   2,899,286        1,857,950

Russia-3.0%
AO VimpelCom (ADR)(a)                            88,500        3,198,390
Lukoil (ADR)                                     14,932        1,822,122
Mechel Steel Group OAO (ADR)(a)                  62,200        1,390,170
MMC Norilsk Nickel (ADR)                         28,029        1,555,610
Mobile TeleSystems (ADR)                         16,100        2,230,011
                                                             ------------
                                                              10,196,303


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ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 11


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Singapore-0.7%
DBS Group Holdings, Ltd.                        236,535     $  2,331,806

South Africa-2.8%
AngloGold Ashanti, Ltd. (ADR)                    68,454        2,488,303
MTN Group, Ltd.                                 616,936        4,737,284
Telkom South Africa, Ltd.                       132,900        2,299,064
                                                             ------------
                                                               9,524,651

South Korea-5.0%
Kookmin Bank(a)                                  93,701        3,666,304
  ADR(a)                                         98,433        3,846,762
POSCO                                            26,020        4,682,577
SK Telecom Co., Ltd.                             26,080        4,971,039
                                                             ------------
                                                              17,166,682

Spain-4.9%
Amadeus Global Travel Distribution, SA          263,903        2,696,795
Banco Bilbao Vizcaya Argentaria, SA             394,526        6,969,165
Indra Sistemas, SA                               98,417        1,670,618
Red Electrica de Espana                          84,316        1,881,668
Telefonica, SA                                  203,760        3,816,609
                                                             ------------
                                                              17,034,855

Sweden-0.5%
Eniro AB                                        153,137        1,560,271

Taiwan-3.6%
Cathay Financial Holding Co., Ltd.
  (GDR)(c)                                      182,487        3,695,362
Chunghwa Telecom Co., Ltd. (ADR)                164,800        3,469,040
Mega Financial Holding Co., Ltd.              1,082,000          744,793
Taiwan Semiconductor Manufacturing Co.,
  Ltd.                                        2,634,193        4,183,843
  ADR                                            41,071          348,693
                                                             ------------
                                                              12,441,731

Thailand-0.8%
Airports of Thailand Public Co., Ltd.(a)        976,800        1,294,857
PTT Public Co., Ltd.                            367,300        1,630,869
                                                             ------------
                                                               2,925,726

Trinidad & Tobago-0.1%
B.W.I.A. International Airways, Ltd.(a)(b)    2,727,272          263,182

Turkey-0.5%
Turkiye Is Bankasi Series C                 324,615,020        1,793,387


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


                                              Shares or
                                              Principal
                                               Amount
Company                                         (000)       U.S. $ Value
-------------------------------------------------------------------------------
United Kingdom-10.8%
Associated British Ports Holdings Plc.          176,720    $   1,608,371
BAE Systems Plc.                              1,456,697        6,422,331
BP Plc.                                         275,084        2,671,320
British American Tobacco Plc.                   126,518        2,181,709
Capita Group Plc.                               363,279        2,538,603
Centrica Plc.                                   804,532        3,636,146
Group 4 Securicor Plc.(a)                       878,871        2,357,545
mm02 Plc.(a)                                  2,235,766        5,254,129
National Grid Transco Plc.                      709,528        6,742,940
Vodafone Group Plc.                           1,137,369        3,088,224
Wolfson Microelectronics Plc.(a)                265,717          735,689
                                                             ------------
                                                              37,237,007

Total Common & Preferred Stocks
  (cost $223,576,065)                                        323,271,972

SHORT-TERM INVESTMENT-6.1%
Time Deposit-6.1%
Dresdner Bank
  2.25%, 1/03/05
  (cost $20,800,000)                            $20,800       20,800,000

Total Investments-99.8%
  (cost $244,376,065)                                        344,071,972
Other assets less liabilities-0.2%                               838,312

Net Assets-100%                                            $ 344,910,284


(a)  Non-income producing security.

(b)  Illiquid security, valued at fair value (See Note A).

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, this security amounted to $3,695,362 or 1.1% of net assets.

     Glossary of terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

     See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 13


STATEMENT OF ASSETS & LIABILITIES
December 31, 2004 (unaudited)


Assets
Investments in securities, at value
  (cost $244,376,065)                                            $ 344,071,972
Cash                                                                   350,139
Foreign cash, at value (cost $1,011,238)                             1,037,983
Receivable for capital stock sold                                    1,628,372
Dividends and interest receivable                                      610,892
Other assets                                                                62
Total assets                                                       347,699,420

Liabilities
Payable for capital stock redeemed                                   1,215,896
Payable for investment securities purchased                            788,042
Advisory fee payable                                                   207,653
Distribution fee payable                                               132,284
Transfer agent fee payable                                             109,400
Administrative fee payable                                              21,800
Accrued expenses                                                       314,061
Total liabilities                                                    2,789,136
Net Assets                                                       $ 344,910,284

Composition of Net Assets
Capital stock, at par                                            $      26,183
Additional paid-in capital                                         263,797,341
Accumulated net investment loss                                       (495,445)
Accumulated net realized loss on investment and
  foreign currency transactions                                    (18,019,586)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities               99,601,791
                                                                 $ 344,910,284

Calculation of Maximum Offering Price

Class A Shares
Net asset value and redemption price per share
  ($253,085,796/18,856,461 shares of capital stock
  issued and outstanding)                                               $13.42
Sales charge--4.25% of public offering price                               .60
Maximum offering price                                                  $14.02

Class B Shares
Net asset value and offering price per share
  ($66,229,427/5,303,348 shares of capital stock
  issued and outstanding)                                               $12.49

Class C Shares
Net asset value and offering price per share
  ($21,305,031/1,705,314 shares of capital stock
  issued and outstanding)                                               $12.49

Advisor Class Shares
Net asset value, redemption and offering price per share
  ($4,290,030/317,724 shares of capital stock
  issued and outstanding)                                               $13.50


See notes to financial statements.


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2004 (unaudited)


Investment Income
Dividends (net of foreign taxes withheld
  of $380,757)                                   $ 2,921,733
Interest                                              71,244      $  2,992,977

Expenses
Advisory fee                                       1,226,187
Distribution fee--Class A                            320,134
Distribution fee--Class B                            295,827
Distribution fee--Class C                             86,717
Transfer agency                                      459,416
Custodian                                            253,342
Printing                                              80,772
Administrative                                        43,373
Audit                                                 37,370
Registration                                          35,272
Legal                                                 20,308
Directors' fees                                       12,000
Miscellaneous                                          7,224
Total expenses                                     2,877,942
Less: expenses waived by the Adviser
  (see Note B)                                      (127,225)
Less: expense offset arrangement
  (see Note B)                                           (31)
Net expenses                                                         2,750,686
Net investment income                                                  242,291

Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain on:
  Investment transactions                                           12,515,625
  Foreign currency transactions                                        147,087
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                       44,077,498
  Foreign currency denominated
    assets and liabilities                                            (144,521)
Net gain on investments and
  foreign currency transactions                                     56,595,689
Net Increase in Net Assets
  from Operations                                                 $ 56,837,980


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 15


STATEMENT OF CHANGES IN NET ASSETS


                                         Six Months Ended
                                           December 31,          Year Ended
                                               2004                June 30,
                                           (unaudited)               2004
                                          -------------         --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                     $     242,291          $     754,540
Net realized gain on investments and
  foreign currency transactions              12,662,712             32,408,125
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities         43,932,977             38,577,929
Net increase in net assets from
  operations                                 56,837,980             71,740,594

Dividends to Shareholders from
Net investment income
  Class A                                      (710,915)              (708,293)
  Advisor Class                                 (19,817)                (6,139)

Capital Stock Transactions
Net increase (decrease)                      10,123,089            (16,771,113)
Total increase                               66,230,337             54,255,049

Net Assets
Beginning of period                         278,679,947            224,424,898
End of period (including accumulated
  net investment loss of $495,455
  and $7,004, respectively)               $ 344,910,284          $ 278,679,947


See notes to financial statements.


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)


NOTE A
Significant Accounting Policies

AllianceBernstein Worldwide Privatization Fund, Inc. (the "Fund") organized as a Maryland corporation on March 16, 1994, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge. Advisor Class shares are offered solely to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 17


one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC"), (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares also have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 19


NOTE B
Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. From July 1, 2004 through September 6, 2004 such waivers amounted to $127,225. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $230,729 for the six months ended December 31, 2004.

For the six months ended December 31, 2004, the Fund's expenses were reduced by $31 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $4,150 from the sale of Class A shares and received $835, $23,096 and $2,485 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended December 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2004, amounted to $375,915, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.


NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $6,468,687 and $1,294,876 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2004, were as follows:

                                            Purchases             Sales
                                           ------------        ------------
Investment securities (excluding
  U.S. government securities)              $ 85,080,329        $ 87,474,765
U.S. government securities                           -0-                 -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $ 105,347,929
Gross unrealized depreciation                                       (5,652,022)
Net unrealized appreciation                                      $  99,695,907

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 21


liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.


NOTE E
Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class.

Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                              SHARES                         AMOUNT
                   ---------------------------   ----------------------------
                   SIX MONTHS ENDED              SIX MONTHS ENDED
                      DECEMBER 31,   YEAR ENDED     DECEMBER 31,   YEAR ENDED
                         2004         JUNE 30,        2004          JUNE 30,
                      (UNAUDITED)       2004       (UNAUDITED)        2004
                   --------------   ----------    ------------   -------------
CLASS A
Shares sold            2,542,921     3,989,259    $ 31,529,425   $  39,913,056
Shares issued in
  reinvestment of
  dividends               44,174        51,705         553,504         512,401
Shares converted
  from Class B           111,237       260,298       1,333,226       2,699,194
Shares redeemed       (2,046,863)   (5,587,310)    (24,163,330)    (55,610,239)
Net increase
  (decrease)             651,469    (1,286,048)   $  9,252,825   $ (12,485,588)

CLASS B
Shares sold              614,423     1,136,407    $  6,884,123   $  11,229,830
Shares converted
  to Class A            (119,593)     (279,906)     (1,333,226)     (2,699,194)
Shares redeemed         (680,332)   (1,515,967)     (7,474,952)    (14,641,878)
Net decrease            (185,502)     (659,466)   $ (1,924,055)    $(6,111,242)

CLASS C
Shares sold              355,996       914,136    $  4,056,167   $   8,162,249
Shares redeemed         (192,595)     (915,426)     (2,114,313)     (8,142,925)
Net increase
  (decrease)             163,401        (1,290)   $  1,941,854   $      19,324


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


                              SHARES                         AMOUNT
                   ---------------------------   ----------------------------
                   SIX MONTHS ENDED              SIX MONTHS ENDED
                      DECEMBER 31,   YEAR ENDED     DECEMBER 31,   YEAR ENDED
                         2004         JUNE 30,        2004          JUNE 30,
                      (UNAUDITED)       2004       (UNAUDITED)        2004
                   --------------   ----------    ------------   -------------
ADVISOR CLASS
Shares sold              106,825       360,373     $ 1,326,078     $ 3,634,968
Shares issued in
  reinvestment of
  dividends                  894           419          11,262           4,171
Shares redeemed          (41,062)     (197,821)       (484,875)     (1,832,746)
Net increase              66,657       162,971     $   852,465     $ 1,806,393


NOTE F
Risks Involved inInvesting in the Fund

Concentration of Risk--Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies. The Fund invests in securities issued by enterprises that are undergoing, or that have undergone, privatization. Privatization is a process through which the ownership and control of companies or assets in whole or in part are transferred from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Therefore, the Fund is susceptible to the government re-nationalization of these enterprises and economic factors adversely affecting the economics of these countries. In addition, these securities created through privatization may be less liquid and subject to greater volatility than securities of more developed countries.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


NOTE G
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscella-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 23


neous expenses in the statement of operations. The Fund did not utilize the facility during the six months ended December 31, 2004.


NOTE H
Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid for the year ending June 30, 2004 and June 30, 2003 were as follows:

                                              June 30,               June 30,
                                                2004                   2003
                                              ---------              --------
Distributions paid from:
  Ordinary income                             $ 714,432                $ -0-
Total taxable distributions                   $ 714,432                $ -0-
Total distributions paid                      $ 714,432                $ -0-

As of June 30, 2004, the components of accumulated earning/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                          $ (30,590,327)(a)
Undistributed ordinary income                                       353,076
Unrealized appreciation/(depreciation)                           55,216,763
Total accumulated earnings/(deficit)                          $  24,979,512

(a) On June 30, 2004, the Fund had a net capital loss carryforward of $30,230,247 which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2004, the Fund deferred to July 1, 2004, post October currency losses of $224,358. During the fiscal year, the Fund utilized capital loss carryforwards of $27,358,663.


NOTE I
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 25


AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 27


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                           -----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                       YEAR ENDED JUNE 30,
                                                2004     ---------------------------------------------------------------
                                            (UNAUDITED)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.15        $8.38        $8.19        $8.76       $13.57       $11.84

Income From Investment Operations
Net investment income (loss)(a)                  .02(b)       .05(b)(c)    .02         (.03)         .02         (.04)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  2.29         2.76          .17         (.54)       (3.45)        2.83
Net increase (decrease) in net
  asset value from operations                   2.31         2.81          .19         (.57)       (3.43)        2.79

Less: Dividends and Distributions
Dividends from net
  investment income                             (.04)        (.04)          -0-          -0-          -0-          -0-
Distributions from net realized
  gains on investment and
  foreign currency transactions                   -0-          -0-          -0-          -0-       (1.37)       (1.06)
Distributions in excess of net
  realized gains on investments                   -0-          -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.04)        (.04)          -0-          -0-       (1.38)       (1.06)

Net asset value, end of period                $13.42       $11.15        $8.38        $8.19        $8.76       $13.57

Total Return
Total investment return based
  on net asset value(d)                        20.74%       33.57%        2.32%       (6.51)%     (26.81)%      24.26%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                           $253,086     $202,899     $163,406     $183,160     $245,873     $394,665
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursement                       1.68%(e)     1.89%        2.29%        2.10%        1.81%        1.74%(f)
  Expenses, before
    waivers/reimbursement                       1.77%(e)     2.04%        2.29%        2.10%        1.81%        1.74%(f)
  Net investment income (loss)                   .36%(b)(e)   .49%(b)(c)   .23%        (.40)%        .14%        (.31)%
Portfolio turnover rate                           30%          50%          29%          43%          42%          67%


See footnote summary on page 32.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                       YEAR ENDED JUNE 30,
                                                2004     ---------------------------------------------------------------
                                            (UNAUDITED)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.38        $7.84        $7.72        $8.32       $13.06       $11.50

Income From Investment Operations
Net investment loss(a)                          (.02)(b)     (.03)(b)(c)  (.04)        (.09)        (.07)        (.13)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  2.13         2.57          .16         (.51)       (3.29)        2.75
Net increase (decrease) in net
  asset value from operations                   2.11         2.54          .12         (.60)       (3.36)        2.62

Less: Distributions
Distributions from net realized
  gains on investment and
  foreign currency transactions                   -0-          -0-          -0-          -0-       (1.37)       (1.06)
Distributions in excess of net
  realized gains on investments                   -0-          -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions                 -0-          -0-          -0-          -0-       (1.38)       (1.06)
Net asset value, end of period                $12.49       $10.38        $7.84        $7.72        $8.32       $13.06

Total Return
Total investment return based
  on net asset value(d)                        20.33%       32.40%        1.55%       (7.21)%     (27.37)%      23.45%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $66,229      $56,959      $48,183      $65,724      $92,446     $160,847
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursement                       2.45%(e)     2.67%        3.08%        2.89%        2.56%        2.47%(f)
  Expenses, before
    waivers/reimbursement                       2.54%(e)     2.82%        3.08%        2.89%        2.56%        2.47%(f)
  Net investment loss                           (.41)%(b)(e) (.30)%(b)(c) (.61)%      (1.19)%       (.64)%      (1.02)%
Portfolio turnover rate                           30%          50%          29%          43%          42%          67%


See footnote summary on page 32.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 29


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                       YEAR ENDED JUNE 30,
                                                2004     ---------------------------------------------------------------
                                            (UNAUDITED)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.38        $7.84        $7.72        $8.32       $13.05       $11.50

Income From Investment Operations
Net investment loss(a)                          (.02)(b)     (.02)(b)(c)  (.04)        (.09)        (.06)        (.12)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  2.13         2.56          .16         (.51)       (3.29)        2.73
Net increase (decrease) in net
  asset value from operations                   2.11         2.54          .12         (.60)       (3.35)        2.61

Less: Distributions
Distributions from net realized
  gains on investment and
  foreign currency transactions                   -0-          -0-          -0-          -0-       (1.37)       (1.06)
Distributions in excess of net
  realized gains on investments                   -0-          -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions                 -0-          -0-          -0-          -0-       (1.38)       (1.06)
Net asset value, end of period                $12.49       $10.38        $7.84        $7.72        $8.32       $13.05

Total Return
Total investment return based
  on net asset value(d)                        20.33%       32.40%        1.55%       (7.21)%     (27.30)%      23.37%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $21,305      $16,005      $12,092      $15,541      $23,976      $39,598
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursement                       2.41%(e)     2.65%        3.06%        2.85%        2.56%        2.44%(f)
  Expenses, before
    waivers/reimbursement                       2.49%(e)     2.80%        3.06%        2.85%        2.56%        2.44%(f)
  Net investment loss                           (.37)%(b)(e) (.26)%(b)(c) (.57)%      (1.18)%       (.62)%       (.94)%
Portfolio turnover rate                           30%          50%          29%          43%          42%          67%


See footnote summary on page 32.


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    ADVISOR CLASS
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                       YEAR ENDED JUNE 30,
                                                2004     ---------------------------------------------------------------
                                            (UNAUDITED)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.22        $8.44        $8.21        $8.76       $13.53       $11.77

Income From Investment Operations
Net investment income (loss)(a)                  .04(b)       .13(b)(c)    .06         (.01)         .04           -0-
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  2.31         2.72          .17         (.54)       (3.43)        2.82
Net increase (decrease) in net
  asset value from operations                   2.35         2.85          .23         (.55)       (3.39)        2.82

Less: Dividends and Distributions
Dividends from net
  investment income                             (.07)        (.07)          -0-          -0-          -0-          -0-
Distributions from net realized
  gains on investment and
  foreign currency transactions                   -0-          -0-          -0-          -0-       (1.37)       (1.06)
Distributions in excess of net
  realized gains on investments                   -0-          -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.07)        (.07)          -0-          -0-       (1.38)       (1.06)
Net asset value, end of period                $13.50       $11.22        $8.44        $8.21        $8.76       $13.53

Total Return
Total investment return based
  on net asset value(d)                        20.99%       33.81%        2.80%       (6.28)%     (26.58)%      24.68%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                             $4,290       $2,817         $744         $808       $1,343       $2,506
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursement                       1.38%(e)     1.54%        1.98%        1.80%        1.50%        1.43%(f)
  Expenses, before
    waivers/reimbursement                       1.46%(e)     1.69%        1.98%        1.80%        1.50%        1.43%(f)
  Net investment income (loss)                   .66%(b)(e)  1.29%(b)(c)   .74%        (.18)%        .38%         .01%
Portfolio turnover rate                           30%          50%          29%          43%          42%          67%


See footnote summary on page 32.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 31


(a)  Based on average shares outstanding.

(b)  Net of expenses waived/reimbursed by the Adviser.

(c)  Net of expenses waived by the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)  Annualized.

(f) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                         Year Ended June 30, 2000
  Class A                                          1.73%
  Class B                                          2.46%
  Class C                                          2.43%
  Advisor Class                                    1.42%


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


BOARD OF DIRECTORS


William H. Foulk, Jr.,(1) Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Edward D. Baker, III,(2) Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Jean Van De Walle, Vice President
Michael Levy,(2) Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661


Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105


Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672


Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) Messrs. Baker and Levy are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 33


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds
-------------------------------------------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy


Blended Style Funds
-------------------------------------------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio


Growth Funds
-------------------------------------------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Fund

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund


Value Funds
-------------------------------------------------------------------------------
Domestic
Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small CapValue Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund


Taxable Bond Funds
-------------------------------------------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio


Municipal Bond Funds
-------------------------------------------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia


Intermediate Municipal Bond Funds
-------------------------------------------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York


Closed-End Funds
-------------------------------------------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

**   Effective February 1, 2005, Small Cap Value Fund will be renamed
Small/Mid-Cap Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


NOTES


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 35


NOTES


-------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

WWPSR1204


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.          DESCRIPTION OF EXHIBIT
       -----------          -----------------------
       11 (b) (1)           Certification of Principal Executive Officer
                            Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (b) (2)           Certification of Principal Financial Officer
                            Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Worldwide Privatization Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

By:   /s/ Mark D. Gersten

      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2005